Reverse Recapitalization - Components of outstanding shares of common stock (Details) - shares	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Reverse Recapitalization
Number of Basic Share issued at the Merger and Total Common Stock as of December 31, 2023	11,956,823	12,926,296	5,292,384
Class A Common Stock
Reverse Recapitalization
Number of Basic Share issued at the Merger and Total Common Stock as of December 31, 2023	11,956,823		5,292,384
Legacy SMAP | Class A Common Stock
Reverse Recapitalization
Class A Common Stock outstanding previous to the Merger	5,184,944
Number of Shares issued at the date of the business combination	3,691,679
Redemption of S M A P Class A previous to the Merger	(1,493,265)
Legacy ICI | Class A Common Stock
Reverse Recapitalization
Class A Common Stock outstanding previous to the Merger	8,265,144